UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   May 18, 2019 to June 17, 2019

Commission File Number of issuing entity:  333-206847-01

Central Index Key Number of issuing entity:  0001665081

Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206847

Central Index Key Number of depositor:  0001005007

Banc of America Merrill Lynch Commercial Mortgage Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001102113

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548567

CIBC Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001682532

Starwood Mortgage Funding III LLC
(Exact name of sponsor as specified in its charter)

W. Todd Stillerman (980) 388-7451
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3991327
38-3991328
38-7145089
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On June 17, 2019 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Banc of America Merrill Lynch Commercial Mortgage Inc. (the "Depositor") and held by Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from May 18, 2019 to June 17, 2019.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on May 8, 2019. The CIK number for the Depositor is 0001005007.

Bank of America, National Association ("Bank of America") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 8, 2019, as amended by a Rule 15Ga-1 Form 15G/A on May 14, 2019. The Central Index Key number for Bank of America is 0001102113.

Morgan Stanley Mortgage Capital Holdings LLC ("Morgan Stanley") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 14, 2019. The Central Index Key number for Morgan Stanley is 0001541557.

CIBC Inc. ("CIBC") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 3, 2019. The Central Index Key number for CIBC is 0001548567.

Starwood Mortgage Funding III LLC ("Starwood") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 6, 2019. The Central Index Key number for Starwood is 0001682532.

Part II - OTHER INFORMATION

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date	05/17/2019	$0.00
Current Distribution Date	06/17/2019	$0.00

*REO Account Balance
Prior Distribution Date	05/17/2019	$0.00
Current Distribution Date	06/17/2019	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	05/17/2019	$4,707.74
Current Distribution Date	06/17/2019	$4,868.39

Interest Reserve Account Balance
Prior Distribution Date	05/17/2019	$0.00
Current Distribution Date	06/17/2019	$0.00

Excess Liquidation Proceeds Account Balance
Prior Distribution Date	05/17/2019	$0.00
Current Distribution Date	06/17/2019	$0.00

TA Unused Fees Account Balance
Prior Distribution Date	05/17/2019	$0.00
Current Distribution Date	06/17/2019	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28, relating to the June 17, 2019 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Banc of America Merrill Lynch Commercial Mortgage Inc.
(Depositor)

/s/ Leland F. Bunch III
Leland F. Bunch III, President and Chief Executive Officer

Date: June 26, 2019